Note 19 - Income Taxes (Details) - Reconciliation Between Total Income Tax Expense (Benefit) and The Amount Computed By Applying The PRC EIT Statutory Rate To Income Before Income Taxes (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation Between Total Income Tax Expense (Benefit) and The Amount Computed By Applying The PRC EIT Statutory Rate To Income Before Income Taxes [Abstract]
Loss before tax	$ (8,073,832)	$ (11,076,429)	$ (15,525,522)
Income tax expense calculated at 25%	(2,018,458)	(2,769,107)	(3,881,381)
Effect of tax holiday	(266,396)	2,206,739	(2,155,424)
Effect of income tax rate difference in other jurisdictions	305,505	250,412	(203,633)
Non-deductible expenses	267,748	851,680	4,950,474
Non-taxable income	(439,861)	(2,122)	(40,165)
Change in valuation allowance	2,251,520	346,116	5,268,562
Income tax expense (benefit	$ 100,058	$ 883,718	$ 3,938,433